Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, transport and marketing expenses [Abstract]
Transport	$ 553	$ 497	$ 475
Cost of labor	125	122	119
Other	120	127	128
Selling, transport and marketing expenses	798	746	722
General and administrative expenses [Abstract]
Cost of labor	172	170	188
Professional Services	44	49	77
Other costs	41	42	56
General and administrative expenses	257	261	321
Research and development expenses [Abstract]
Cost of labor	38	40	48
Other costs	17	15	25
Research and development expenses, net	$ 55	$ 55	$ 73